LENED, INC.

                             REPORT TO STOCKHOLDERS

                              FINANCIAL STATEMENTS

                                 MARCH 31, 2003

                                   LENED, INC.
                             REPORT TO STOCKHOLDERS
                              FINANCIAL STATEMENTS
                                TABLE OF CONTENTS
                                 MARCH 31, 2003






                                                                        PAGE

ACCOUNTANT'S REPORT                                                       1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                        2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME                                                                    3

STATEMENTS OF CHANGES IN NET ASSETS                                       4

STATEMENTS OF CASH FLOWS                                                  5

NOTES TO FINANCIAL STATEMENTS                                            6-12

                               ACCOUNTANT'S REPORT


To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

I have reviewed the accompanying statement of assets, liabilities and capital securities of Lened, Inc. (A New Jersey corporation) as of March 31, 2003, and the related statements of operations, undistributed net income and statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of Lened, Inc. The statement of assets, liabilities and capital securities as of March 31, 2003 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 2002. Those financial statements were audited by other auditors whose report, dated November 22, 2002, expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based on my review, I am not aware of any material modifications that should be made to the statement of assets, liabilities and capital securities as of March 31, 2003 and the related statements of operations, undistributed net income
(loss) and net unrealized gain (loss) on investments and cash flows for the six months ended March 31, 2003 for them to be in conformity with generally accepted accounting principles.



                                                   ROBERT C. LUBLIN, CPA

Brooklyn, New York
May 20, 2003

                                   LENED, INC.
                        STATEMENTS OF ASSETS, LIABILITIES
                             AND CAPITAL SECURITIES



                                 ASSETS
                                 ------

                                                        SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                         3/31/03       9/30/02
                                                        ----------   ----------
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest - at fair market
 value (amortized cost $1,535,309 and
 $1,359,564) (Note 1)                                   $1,596,902   $1,426,838
Cash                                                           906          646
Investment in tax free
 Money Market Fund (0.76% avg. Interest rate)              217,152      428,632
Prepaid expenses                                               895        1,525
                                                        ----------   ----------

                                                        $1,815,855   $1,857,641
                                                        ==========   ==========

                   LIABILITIES AND CAPITAL SECURITIES
                   ----------------------------------

LIABILITIES:
    Dividends payable                                   $        0   $   51,571
    Other current liabilities                               12,261       17,898
                                                        ----------   ----------

                                                            12,261       69,469
                                                        ----------   ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
    Common stock, no par value, 25,200 shares
     authorized, 18,960 issued and outstanding          $   22,500   $   22,500
    Paid in capital                                        144,732      144,732
    Retained earnings                                    1,572,566    1,572,256
    Undistributed net income                                22,482          310
    Unrealized appreciation
     (depreciation) of investments                          41,314       48,374
                                                        ----------   ----------
Total stockholders' equity (equivalent to
$95.13 per share at 3/31/03 and $94.31
per share at 9/30/02)                                    1,803,594    1,788,172
                                                        ----------   ----------

                                                        $1,815,855   $1,857,641
                                                        ==========   ==========


See accompanying notes and accountants report.

                                   LENED, INC.
                            STATEMENTS OF OPERATIONS,
                            UNDISTRIBUTED NET INCOME


                                                       SIX MONTHS    YEAR ENDED
                                                      ENDED 3/31/03   9/30/02
                                                      -------------  ----------
INVESTMENT INCOME:

 INCOME:
  Interest income on tax free municipals                $ 34,842      $ 75,460
  Dividend income - tax free                               1,365         2,095
                                                        --------      --------

                                                          36,207        77,555
                                                        --------      --------
EXPENSES:
  Custodial fees (Note 4)                                    161         2,128
  Audit fees                                               1,100         3,600
  Legal and filing fees                                    5,450         8,189
  Taxes other than income taxes                              260           374
  Office expense                                           6,914         9,791
  Insurance                                                  630         1,515
                                                        --------      --------

                                                          14,515        25,597
                                                        --------      --------

INVESTMENT INCOME                                         21,692        51,958

Net realized gain (loss) from investment transactions        800           (38)
                                                        --------      --------

INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                                       22,492        51,920

Less: Federal income taxes                                    10            39
                                                        --------      --------

NET INVESTMENT INCOME                                     22,482        51,881

Less: Dividends paid                                           0        51,571
                                                        --------      --------

UNDISTRIBUTED NET INCOME                                $ 22,482      $    310
                                                        ========      ========


UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                         $ 41,314      $ 48,374
                                                        ========      ========


See accompanying notes and accountant's report.

                                   LENED, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                              SIX MONTHS    YEAR ENDED
                                            ENDED 3/31/03     9/30/02
                                            -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net                   $    21,682    $    51,919
   Net realized gain (loss) on investments           800            (38)
   Change in unrealized appreciation
     (depreciation)                               (7,060)        (1,224)
                                             -----------    -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         15,422         50,657

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                  0         51,571
                                             -----------    -----------

TOTAL INCREASE (DECREASE)                         15,422           (914)

NET ASSETS BEGINNING OF PERIOD                 1,788,172      1,789,086
                                             -----------    -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $22,482 and
$310, respectively                           $ 1,803,594    $ 1,788,172
                                             ===========    ===========


DIVIDENDS PER SHARE                          $         0    $      2.72
                                             ===========    ===========



See accompanying notes and accountant's report.

                                   LENED, INC.
                            STATEMENTS OF CASH FLOWS
                                INCREASE IN CASH


                                                          SIX MONTHS   YEAR ENDED
                                                         ENDED 3/31/03   9/30/02
                                                         -------------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                               $  22,482    $  51,881
  Adjustments to reconcile net income to net
  cash provided (used) by operating activities:
       Increase (decrease) in cash flows as a result of
         changes in asset and liability account balances:       (799)       6,115
         Municipal bonds with
           Accrued interest at fair market value
       Tax Free Money Market Fund                            211,480     (347,097)
       Prepaid expenses                                          630           77
       Other current liabilities                              (5,637)       9,039
       Realized (gain) loss from investment transactions
        included in net income                                  (800)          38
                                                           ---------    ---------


NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES             227,356     (279,947)
                                                           ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Maturities of Securities                                   200,000      340,000
  Purchase of Securities                                    (376,325)           0
  Realized gain (loss) from investment transactions              800          (38)
                                                           ---------    ---------


NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES            (175,525)     339,962
                                                           ---------    ---------


NET CASH FLOWS USED BY FINANCING ACTIVITIES:
  Dividends paid                                             (51,571)     (60,600)
                                                           ---------    ---------

NET INCREASE (DECREASE) IN CASH AND
CASH EQUIVALENTS                                                 260         (585)

CASH - BEGINNING OF PERIOD                                       646        1,231
                                                           ---------    ---------


CASH - END OF PERIOD                                       $     906    $     646
                                                           =========    =========


SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
     Income taxes                                           $     331    $     394

See accompanying notes and accountant's report.

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations. The Company may distribute, as tax-exempt dividends, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

       (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

       (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

       (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific security sold.

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES - (Continued)

        (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

        (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At March 31, 2003
                  Unrealized Appreciation of Bonds totaled         $   50,733
                  Unrealized Depreciation of Bonds totaled              9,419
                                                                   ----------
                  Net Unrealized Appreciation of Investments       $   41,314
                                                                   ==========

NOTE 2 - PURCHASES OF SALES AND REDEMPTIONS OF SECURITIES

Securities exclusive of Tax Free Money Market Fund purchased by the Company amounted to $376,325 for six months ended March 31, 2003 and $0 for the year ended September 30, 2002. Sales of securities exclusive of New York Tax Free Money Market Fund amounted to $200,000 for the six month ended March 31, 2003 and $340,000 for the year ended September 30, 2002.

NOTE 3 - DISTRIBUTIONS

The Company distributed income of $0 ($0 per share) and $51,571 ($2.72 per share) for the six months ended March 31, 2003 and the year ended September 30, 2002 in the form of dividends.

NOTE 4 - CUSTODIAL FEES

Pursuant to an agreement with the custodian, the custodial fee has been eliminated effective December 1, 2002.

During the six months ended March 31, 2003 , the Company was charged an aggregate of $161 and $2,128 for the year ended September 30, 2002.

NOTE 5 - REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout the period:

                                       SIX MONTHS
                                          ENDED          YEAR ENDED
                                          2003              2002
                                       -----------      -----------

Investment income                      $      1.91      $      4.09
Operating expenses                             .76             1.35
                                       -----------      -----------

INVESTMENT INCOME BEFORE FEDERAL              1.15             2.74
 INCOME TAX

FEDERAL INCOME TAX                               0                0
                                       -----------      -----------

INVESTMENT INCOME - NET                       1.15             2.74

Dividends to shareholders                        0             2.72
                                       -----------      -----------

                                              1.15              .02
Realized and unrealized gain (loss)
 on investments - net                         (.33)            (.07)
                                       -----------      -----------

CHANGE IN NET VALUE                            .82             (.05)

NET ASSET VALUE:
  Beginning of period                        94.31            94.36
                                       -----------      -----------

  End of period                        $     95.13      $     94.31
                                       ===========      ===========

Ratio of operating expenses to
 average net assets                            .01              .01

Ratio of investment income net to
 average net assets                           .020%            .042%

Portfolio turnover                           11.13%               0%

Number of shares outstanding at end
 of period                                  18,960           18,960

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                       Principal            Amortized        Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------
Chisago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                     80,000              80,210            83,071

Connecticut St Res Recovery Rev
DD 0/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                            70,000              70,000            62,609

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                            90,000              89,963            93,955

District of Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                           50,000              50,822            52,386

Falcon Heights Minn G/O
DD 06/01/99 4.10% Due 02/01/05
Impt - SER A                                               25,000              25,000            26,338

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                        80,000              79,875            86,210

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                               80,000              81,867            90,077

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                             65,000              65,608            73,550

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                      95,000              95,000            97,238

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                      Principal              Amortized       Fair Market*
Name and Title of Issuer                                Amount                  Cost             Value
------------------------                               --------             -------------     -----------
Jefferson Cnty, Ill G/O
Jail & Admin Office Ctr
DD 02/15/03 4.5% Due 01/15/18                             50,000               50,345             50,515

Michigan St. Hosp. Fin Au.
DD 02/13/03  4.50%  Due 03/01/12                          25,000               25,027             25,384

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                           30,000               30,000             33,276

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                     35,000               34,999             35,231

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                60,000               60,275             62,510

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                            30,000               30,037             31,257

Newport Muni Util
Dist. TX  GLO
DD 8/1/99 5.25% Due 4/1/14
Call FSA Ref Waterwrks & SWR                              30,000               30,740             33,403

New York City Ser D G/O
DD 06/03/02 5%
Due 06/01/04                                              50,000               51,144             51,975

New York City G/O Ser F 4.60%
DD 01/22/03 Due 01/15/14                                  50,000               50,000             50,048

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                      Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------
New York City G/O
DD 06/11/98 4.5% Due 05/15/05
Series I                                                  25,000               25,000             26,700

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                 60,000               60,000             64,292

New York St Dorm Auth Revs
DD 01/09/03 4.70% Due 03/15/21                           100,000               99,516            100,955

Omaha Dub Pwr Dist Neb Elec
DD 11/14/02 4.25% Due 02/01/05                            50,000               50,000             50,982

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                80,000               80,000             81,380

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                       25,000               25,000             25,491

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                                75,000               74,663             80,826

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                25,000               24,920             28,632

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                          20,000               20,018             20,824

                                   LENED, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2003



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                      Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         -----------
South Haven Mich
Pub Schs Rfdg
DD 03/06/03 4.30% Due 05/01/17                              50,000                  50,282         50,336

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                       25,000                  24,998         27,451
                                                         ---------              ----------    -----------


TOTAL INVESTMENT - 88.6%                                 1,530,000              $1,535,309      1,596,902
                                                         =========              ==========

OTHER ASSETS LESS LIABILITIES - 11.4%                                                             206,692
                                                                                              -----------

NET ASSETS - 100%                                                                              $1,803,594
                                                                                              ===========

NET ASSET VALUE PER SHARE                                                                     $     95.13
                                                                                              ===========


OUTSTANDING SHARES AT MARCH 31, 2003                                                               18,960
                                                                                              ===========

 *  Includes accrued interest